COMMITMENTS (Details) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Lessee, Lease, Description [Line Items]
Renewal option	true
Rental expense	$ 335,379	$ 50,212	$ 34,801
Minimum
Lessee, Lease, Description [Line Items]
Renewal term	1 month
Maximum
Lessee, Lease, Description [Line Items]
Renewal term	12 months